Leases	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Leases
12. Leases
The changes in the carrying value of ROU assets for the year ended March 31, 2021 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2020	$183,839	$34	$32	$515	$184,420
Additions	26,336	—	—	118	26,454
Terminations/modifications	(985)	—	(8)	(22)	(1,015)
Translation adjustments	9,888	5	1	28	9,922

Balance as at March 31, 2021	$219,078	$39	$25	$639	$219,781

Accumulated depreciation
Balance as at April 1, 2020	$25,015	$16	$12	$279	$25,322
Depreciation	27,236	16	10	181	27,443
Terminations/modifications	(1,503)	—	(5)	(9)	(1,517)
Translation adjustments	1,749	3	—	15	1,767

Balance as at March 31, 2021	$52,497	$35	$17	$466	$53,015

Net carrying value as at March 31, 2021	$166,581	$4	$8	$173	$166,766

The changes in the carrying value of ROU assets for the year ended March 31, 2020 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2019	$—	$—	$—	$—	$—
Impact on adoption of IFRS 16	178,958	39	34	522	179,553
Additions	17,826	—	—	32	17,858
Terminations/modifications	(2,614)	—	—	—	(2,614)
Translation adjustments	(10,331)	(5)	(2)	(39)	(10,377)

Balance as at March 31, 2020	$183,839	$34	$32	$515	$184,420

Accumulated depreciation
Balance as at April 1, 2019	$—	$—	$—	$—	$—
Depreciation	26,361	17	13	295	26,686
Terminations/modifications	(69)	—	—	—	(69)
Translation adjustments	(1,277)	(1)	(1)	(16)	(1,295)

Balance as at March 31, 2020	$25,015	$16	$12	$279	$25,322

Net carrying value as at March 31, 2020	$158,824	$18	$20	$236	$159,098

The movement in lease liabilities for the year ended March 31, 2021 and 2020 is as follows:

Lease liabilities	March 31, 2021	March 31, 2020
Opening balance	$178,892	$—
Cash outflows
Principal payment of lease liabilities	(23,073)	(20,793)
Interest payment on lease liabilities	(13,442)	(13,301)
Non-cash adjustments
Impact on adoption of IFRS 16	—	194,785
Additions	25,506	16,044
Terminations/modifications	1,313	(2,535)
Interest accrued	13,689	14,782
Rent concessions	(416)	—
Translation adjustments	9,438	(10,090)

Closing balance	$191,907	$178,892

Rental expense charged for short-term leases was $857 and $608, rental expense charged for low value leases was $675 and $175 and variable lease payments was $1,730 and $2,089 for the year ended March 31, 2021 and March 31, 2020, respectively.
The Company has applied practical expedient for rent concessions as a direct consequence of the
COVID-19
pandemic and recognized $416 in its consolidated income statement for the year ended March 31, 2021.
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2021, on an undiscounted basis:

	As at
Tenure	March 31, 2021	March 31, 2020
Less than 1 year	$39,591	$35,110
1-3 years	73,833	64,065
3-5 years	63,462	56,075
More than 5 years	79,419	92,055

Total	$256,305	$247,305

The total future cash outflows for leases that had not yet commenced were $Nil and $9,582 for the year ended March 31, 2021 and March 31, 2020, respectively.